		T. ROWE PRICE EQUITY INCOME PORTFOLIO
		September 30, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 95.6%			Consumer Staples 8.5%
Communication Services 6.3%			Beverages 0.1%
Diversified Telecommunication Services 2.8%			PepsiCo	6,524	895
AT&T	43,007	1,627			895
CenturyLink	60,866	760	Food & Staples Retailing 0.9%
Telefonica (EUR)	424,540	3,244	Walmart	47,500	5,637
Verizon Communications	221,521	13,371			5,637
		19,002	Food Products 4.2%
Entertainment 1.4%			Bunge	58,600	3,318
Fox, Class B	210,333	6,634	Conagra Brands	274,526	8,422
Walt Disney	22,916	2,986	Corteva	88,823	2,487
		9,620	Kellogg	21,600	1,390
Media 2.1%			Tyson Foods, Class A	144,889	12,481
Comcast, Class A	183,472	8,271			28,098
News, Class A	407,900	5,678	Household Products 1.7%
		13,949	Kimberly-Clark	82,500	11,719
Total Communication Services		42,571			11,719
Consumer Discretionary 2.2%			Tobacco 1.6%
Hotels, Restaurants & Leisure 1.1%			Philip Morris International	142,500	10,820
Las Vegas Sands	107,101	6,186			10,820
MGM Resorts International	39,600	1,098	Total Consumer Staples		57,169
		7,284	Energy 9.0%
Leisure Products 0.4%			Oil, Gas & Consumable Fuels 9.0%
Mattel (1)	242,240	2,759	Chevron	33,410	3,962
		2,759	Equitrans Midstream	52,768	768
Multiline Retail 0.5%			Exxon Mobil	180,402	12,738
Kohl's	67,530	3,354	Hess	32,071	1,940
		3,354	Occidental Petroleum	187,100	8,320
			Pioneer Natural Resources	27,800	3,496
Specialty Retail 0.2%			Targa Resources	49,800	2,001
L Brands	90,060	1,764	TC Energy	239,748	12,417
		1,764	TOTAL (EUR)	288,713	15,032
Total Consumer Discretionary		15,161	Total Energy		60,674

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Financials 22.8%			Health Care Equipment & Supplies 2.2%
Banks 11.2%			Becton Dickinson & Company	8,848	2,238
Bank of America	13,175	384	Medtronic	92,911	10,092
Citigroup	69,100	4,774	Zimmer Biomet Holdings	16,300	2,238
Fifth Third Bancorp	330,341	9,045			14,568
JPMorgan Chase	180,358	21,226	Health Care Providers & Services 2.7%
PNC Financial Services Group	51,200	7,176	Anthem	33,152	7,960
U.S. Bancorp	146,314	8,097	CVS Health	156,517	9,871
Wells Fargo	502,269	25,335			17,831
		76,037	Pharmaceuticals 5.4%
Capital Markets 4.2%			Allergan	32,600	5,486
Ameriprise Financial	2,886	424	Bristol-Myers Squibb	95,600	4,848
Bank of New York Mellon	48,800	2,206	GlaxoSmithKline (GBP)	132,839	2,847
Franklin Resources	135,550	3,912	Johnson & Johnson	101,796	13,171
Morgan Stanley	265,399	11,325	Pfizer	289,731	10,410
Northern Trust	22,600	2,109			36,762
State Street	142,300	8,423	Total Health Care		79,458
		28,399	Industrials & Business Services 12.2%
Diversified Financial Services 0.3%
			Aerospace & Defense 3.9%
AXA Equitable Holdings	85,155	1,887
			Boeing	34,742	13,218
		1,887	L3Harris Technologies	57,907	12,082
Insurance 7.1%			United Technologies	8,800	1,201
American International Group	212,496	11,836			26,501
Brighthouse Financial (1)	42,237	1,710	Air Freight & Logistics 1.5%
Chubb	80,359	12,973
			United Parcel Service, Class B	84,579	10,134
Loews	115,310	5,936
Marsh & McLennan	25,298	2,531			10,134
MetLife	185,300	8,739	Airlines 1.4%
Willis Towers Watson	20,730	4,000	Alaska Air Group	78,716	5,109
		47,725	Delta Air Lines	48,030	2,767
Total Financials		154,048	Southwest Airlines	31,471	1,700
Health Care 11.8%					9,576
			Building Products 1.0%
Biotechnology 1.5%
			Johnson Controls International	162,620	7,137
AbbVie	45,000	3,407
Gilead Sciences	108,700	6,890			7,137
		10,297

The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Commercial Services & Supplies 0.6%			Software 1.6%
Stericycle (1)	80,402	4,095	Microsoft	78,491	10,913
		4,095			10,913
Electrical Equipment 0.8%			Technology Hardware, Storage & Peripherals 0.3%
Emerson Electric	55,500	3,711	Hewlett Packard Enterprise	47,400	719
nVent Electric	70,100	1,545	Western Digital	23,099	1,378
		5,256			2,097
Industrial Conglomerates 1.5%			Total Information Technology		54,406
General Electric	1,119,200	10,006	Materials 4.1%
		10,006	Chemicals 3.0%
Machinery 0.7%			Akzo Nobel (EUR)	10,945	975
Flowserve	6,895	322	CF Industries Holdings	131,600	6,475
PACCAR	27,793	1,946	Dow	103,489	4,931
Snap-on	15,600	2,442	DuPont de Nemours	96,923	6,912
		4,710	PPG Industries	7,146	847
Professional Services 0.8%					20,140
Nielsen Holdings	243,731	5,179	Construction Materials 0.1%
		5,179	Vulcan Materials	3,366	509
Total Industrials & Business Services		82,594			509
Information Technology 8.0%			Containers & Packaging 0.8%
Communications Equipment 1.2%			International Paper	137,753	5,761
Cisco Systems	171,778	8,487			5,761
		8,487	Metals & Mining 0.2%
Electronic Equipment, Instruments & Components 0.2%			Nucor	26,067	1,327
TE Connectivity	13,200	1,230			1,327
		1,230	Total Materials		27,737
IT Services 0.5%			Real Estate 3.3%
Cognizant Technology			Real Estate Investment Trusts 3.3%
Solutions, Class A	59,150	3,565	Equity Residential, REIT	80,900	6,978
		3,565	Rayonier, REIT	137,761	3,885
Semiconductors & Semiconductor Equipment 4.2%			SL Green Realty, REIT	46,034	3,763
Applied Materials	89,900	4,486	Weyerhaeuser, REIT	284,106	7,870
NXP Semiconductors	15,000	1,637	Total Real Estate		22,496
QUALCOMM	206,229	15,731
Texas Instruments	48,442	6,260
		28,114
The accompanying notes are an integral part of this Portfolio of Investments.

		T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Utilities 7.4%			Sempra Energy, Series B,
			6.75%, 7/15/21	9,767	1,143
Electric Utilities 5.4%					4,736
Duke Energy	11,862	1,137	Water Utilities 0.2%
Edison International	114,854	8,662	Aqua America,
Evergy	59,500	3,960	6.00%, 4/30/22	17,595	1,053
NextEra Energy	29,867	6,959			1,053
Southern	262,903	16,240	Total Utilities		8,661
		36,958	Total Convertible Preferred Stocks
Multi-Utilities 2.0%			(Cost $11,932)		14,022
NiSource	335,538	10,039
Sempra Energy	22,146	3,269	CORPORATE BONDS 0.6%
		13,308	Corporate Bonds 0.6%
Total Utilities		50,266	AXA, 7.25%, 5/15/21 (2)	1,288,000	1,379
Total Common Stocks			Mattel, 6.75%, 12/31/25 (2)	1,116,000	1,164
(Cost $482,929)		646,580	Pacific Gas & Electric,
			3.95%, 12/1/47 (1)(3)	830,000	805
CONVERTIBLE PREFERRED STOCKS 2.1%			Pacific Gas & Electric,
			4.00%, 12/1/46 (1)(3)	660,000	642
Health Care 0.8%			Total Corporate Bonds
Health Care Equipment & Supplies 0.8%			(Cost $3,517)		3,990
Becton Dickinson & Company,
Series A, 6.125%, 5/1/20	86,513	5,361	SHORT-TERM INVESTMENTS 1.4%
Total Health Care		5,361	Money Market Funds 1.4%
Utilities 1.3%			T. Rowe Price Government Reserve
			Fund, 2.00% (4)(5)	9,834,390	9,834
Electric Utilities 0.4%					9,834
Southern, Series A,			Total Short-Term Investments
6.75%, 8/1/22	53,957	2,872	(Cost $9,834)		9,834
		2,872
Multi-Utilities 0.7%			Total Investments in Securities 99.7%
Sempra Energy, Series A,
6.00%, 1/15/21	30,401	3,593	(Cost $508,212)		$674,426
			Other Assets Less Liabilities 0.3%		2,143
			Net Assets 100%		$676,569

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,543 and represents 0.4% of net assets.
(3)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(4)	Seven-day yield
(5)	Affiliated Companies
EUR	Euro
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE EQUITY INCOME PORTFOLIO

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 6 S&P 500 E-Mini Index Contracts	12/19	894	$(9)

Net payments (receipts) of variation margin to date			13

Variation margin receivable (payable) on open futures contracts			$4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$190+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government Reserve Fund	$10,148	¤	¤ $	9,834^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $190 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,834.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE EQUITY INCOME PORTFOLIO

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$624,482$	22,098$	— $	646,580
Convertible Preferred Stocks	—	14,022	—	14,022
Fixed Income Securities[1]	—	3,990	—	3,990
Short-Term Investments	9,834	—	—	9,834
Total Securities	634,316	40,110	—	674,426
Futures Contracts	4	—	—	4
Total	$634,320$	40,110$	— $	674,430
[1] Includes Corporate Bonds.